STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Oct. 28, 2012
STOCK-BASED COMPENSATION
Schedule of reconciliation of the number of options outstanding and exercisable

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at October 30, 2011	19,932	$17.89
Granted	2,646	$29.42
Exercised	2,047	$14.72
Forfeited	77	$25.06
Outstanding at October 28, 2012	20,454	$19.67	5.5 yrs	$198,319
Exercisable at October 28, 2012	14,069	$17.50	4.3 yrs	$166,532

Schedule of weighted average grant date fair value of stock options granted, and the total intrinsic value of options exercised
	Fiscal Year Ended
	October 28,	October 30,	October 31,
	2012	2011	2010
Weighted-average grant date fair value	$ 5.64	$ 5.54	$ 4.55
Intrinsic value of exercised options	$30,210	$54,859	$32,378

Schedule of weighted-average assumptions used to calculate fair value of each option award

	Fiscal Year Ended
	October 28,	October 30,	October 31,
	2012	2011	2010
Risk-free interest rate	1.8%	2.9%	3.4%
Dividend yield	2.0%	2.0%	2.2%
Stock price volatility	21.0%	21.0%	22.0%
Expected option life	8 years	8 years	8 years

Schedule of reconciliation of the nonvested shares
		Weighted-
		Average
		Grant Date
	Shares	Fair Value
Nonvested at October 30, 2011	215	$19.94
Granted	47	$28.98
Forfeited	7	$28.27
Vested	116	$21.30
Nonvested at October 28, 2012	139	$21.47

Schedule of weighted-average grant date fair value of nonvested shares granted, the total fair value of nonvested shares granted, and the fair value of nonvested shares vested

	Fiscal Year Ended
	October 28,	October 30,	October 31,
	2012	2011	2010
Weighted-average grant date fair value	$28.98	$25.11	$19.56
Fair value of nonvested shares granted	$1,369	$1,299	$978
Fair value of shares vested	$2,476	$751	$664

Schedule of stock-based compensation expense, along with the related income tax benefit

	Fiscal Year Ended
(in thousands)	October 28, 2012	October 30, 2011	October 31, 2010
Stock-based compensation expense recognized	$16,710	$17,229	$14,402
Income tax benefit recognized	(6,334)	(6,542)	(5,510)
After-tax stock-based compensation expense	$10,376	$10,687	$8,892